Equity Securities Net Gains (Losses) from Equity Securities Not Held for Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains (losses) recognized during the period	$ (806)	$ 6,427	$ 665
Deconsolidation, gains		442
Deconsolidation, unrealized gains		293
Not designated as hedging instrument [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	14,009	(2,092)	1,768
Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	(560)	755	1,061
Net gains (losses) from equity securities [Member] | Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from economic hedge derivatives	0	495	(1,167)
Equity securities [Member] | Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(307)	(390)	1,477
Marketable equity securities [Member] | Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(225)	(202)	63
Nonmarketable equity securities [Member] | Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total equity securities carried at fair value	(82)	(188)	1,414
Total nonmarketable equity securities not carried at fair value	(499)	6,322	355
Nonmarketable equity securities [Member] | Impairment write-downs [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	(2,452)	(121)	(1,655)
Nonmarketable equity securities [Member] | Net unrealized gains [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	1,101	4,862	1,651
Nonmarketable equity securities [Member] | Net realized gains from sale [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Total nonmarketable equity securities not carried at fair value	$ 852	$ 1,581	$ 359